Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	5.09%	2.35%
Expected rate of salary increase	2.00%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	5.71%	3.29%
Expected rate of salary increase	8.37%	5.29%